Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 371,350	$ 364,387
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		221,366	219,570
Bank assets [member] | Cash and due from banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		80	125
Bank assets [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1]	139,553	114,407
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		71,419	94,442
Bank assets [member] | Other assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		10,314	10,596
Third-party Assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Collateral received and available for sale or re-pledging	[2]	195,071	191,148
Less: Collateral not sold or re-pledged	[2]	(45,087)	(46,331)
Pledged assets and collateral	[2]	149,984	144,817
Clearing systems, payment systems and depositories [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		26,203	18,096
Foreign governments and central banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		46	89
Obligations related to securities sold short [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		35,030	43,774
Obligations related to securities sold under repurchase agreements [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		97,878	92,549
Securities borrowing and lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[3]	99,405	87,136
Derivative transactions [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		19,224	14,983
Securitization [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		23,739	27,058
Covered bonds [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		27,235	29,802
Others [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[4]	$ 42,590	$ 50,900

[1]	Includes NHA MBS of $0 million, which are included in loans in our Consolidated Balance Sheet ($4,481 million as at October 31, 2023).
[2]	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
[3]	Includes off-balance sheet securities borrowing and lending.
[4]	Includes $0 million of assets that have been pledged supporting FHLB activity ($41,510 million as at October 31, 2023).